Brown Advisory Total Return Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Corporate Bonds & Notes - 45.9%
3,510,000	AerCap Ireland Capital DAC	3.50%	01/15/2025	2,851,483
1,570,000	Allison Transmission, Inc.^	5.88%	06/01/2029	1,486,739
1,568,000	Ameren Corp.	3.50%	01/15/2031	1,564,284
3,525,000	American Tower Corp.	3.13%	01/15/2027	3,449,103
3,355,000	Analog Devices, Inc.	3.90%	12/15/2025	3,508,189
1,745,000	AutoZone, Inc.	3.13%	04/21/2026	1,733,372
1,474,000	AvalonBay Communities, Inc.	2.30%	03/01/2030	1,393,326
1,600,000	Baxter International, Inc.^	3.95%	04/01/2030	1,719,002
1,600,000	Berkshire Hathaway Energy Co.^	3.70%	07/15/2030	1,717,155
3,660,000	Carrier Global Corp.^	2.72%	02/15/2030	3,394,037
757,000	CCO Holdings LLC/Capital Corp.^	4.50%	08/15/2030	746,118
3,270,000	Cigna Corp.	4.38%	10/15/2028	3,517,924
1,665,000	Comcast Corp.	3.40%	04/01/2030	1,806,952
1,630,000	CommonSpirit Health	4.19%	10/01/2049	1,550,116
5,313,000	Conservation Fund	3.47%	12/15/2029	5,940,588
1,615,000	Consolidated Edison Co. of New York, Inc.	3.35%	04/01/2030	1,665,379
595,000	Crown Castle International Corp.	3.30%	07/01/2030	590,115
1,620,000	CSX Corp.	3.80%	04/15/2050	1,700,386
3,325,000	CVS Health Corp.	4.30%	03/25/2028	3,563,607
3,310,000	Dollar General Corp.	4.15%	11/01/2025	3,543,654
3,380,000	Dollar Tree, Inc.	4.00%	05/15/2025	3,467,829
467,000	Ecolab, Inc.	4.80%	03/24/2030	526,646
4,040,000	Energy Transfer Operating L.P. (Fixed until 02/15/2023, then 3 Month LIBOR USD + 4.03%)	6.25%	05/15/2023	2,027,050
3,630,000	Enterprise Products Operating LLC (Fixed until 08/16/2022, then 3 Month LIBOR USD + 2.99%)	4.88%	08/16/2077	2,499,418
3,250,000	Exelon Corp.	4.05%	04/15/2030	3,289,096
3,250,000	Ferguson Finance PLC^	4.50%	10/24/2028	3,408,419
3,505,000	FMC Corp.	3.20%	10/01/2026	3,474,269
1,460,000	frontdoor, Inc.^	6.75%	08/15/2026	1,410,422
1,630,000	General Dynamics Corp.	3.63%	04/01/2030	1,814,363
1,460,000	Graphic Packaging International LLC^	4.75%	07/15/2027	1,440,352
2,700,000	Hasbro, Inc.	3.50%	09/15/2027	2,491,751
1,895,000	HCA, Inc.	3.50%	09/01/2030	1,725,774
2,525,000	Healthcare Trust of America Holdings L.P.	3.75%	07/01/2027	2,333,666
3,413,000	Hexcel Corp.	3.95%	02/15/2027	3,389,373
1,390,000	KeHE Distributors LLC^	8.63%	10/15/2026	1,404,769
3,265,000	Keysight Technologies, Inc.	4.60%	04/06/2027	3,353,689
1,725,000	Kimberly-Clark Corp.	3.10%	03/26/2030	1,868,504
3,185,000	Lear Corp.	4.25%	05/15/2029	2,836,993
1,867,000	Lear Corp.	3.50%	05/30/2030	1,626,527
3,318,000	Martin Marietta Materials, Inc.	2.50%	03/15/2030	3,023,092
3,299,000	Marvell Technology Group Ltd.	4.88%	06/22/2028	3,421,625
1,606,000	Mastercard, Inc.	3.35%	03/26/2030	1,782,260
1,895,000	Mercer International, Inc.	5.50%	01/15/2026	1,454,270
1,843,000	Micron Technology, Inc.	4.66%	02/15/2030	1,932,508
2,490,000	MPLX L.P.	4.80%	02/15/2029	2,197,326
1,725,000	NextEra Energy Capital Holdings, Inc. (Fixed until 12/01/2027, then 3 Month LIBOR USD + 2.41%)	4.80%	12/01/2077	1,441,641
1,624,000	NIKE, Inc.	2.85%	03/27/2030	1,718,089
1,570,000	Northrop Grumman Corp.	4.40%	05/01/2030	1,826,260
1,850,000	Novelis Corp.^	4.75%	01/30/2030	1,656,906
209,000	NVIDIA Corp.	2.85%	04/01/2030	218,394
3,440,000	NXP BV^	3.88%	06/18/2026	3,353,775
1,780,000	Olin Corp.	5.63%	08/01/2029	1,647,924
3,250,000	Oracle Corp.	2.95%	04/01/2030	3,279,278
1,608,000	Procter & Gamble Co.	3.00%	03/25/2030	1,788,362
1,460,000	ServiceMaster Co. LLC	7.45%	08/15/2027	1,289,972
1,780,000	Southern California Edison Co. (Fixed until 02/01/2022, then 3 Month LIBOR USD + 4.20%)	6.25%	08/01/2049	1,709,352
3,255,000	SYSCO Corp.	5.95%	04/01/2030	3,423,558
3,610,000	Teck Resources, Ltd.	3.75%	02/01/2023	3,405,423
3,400,000	Thermo Fisher Scientific, Inc.	3.20%	08/15/2027	3,485,373
3,272,000	TJX Companies, Inc.	3.88%	04/15/2030	3,384,969
3,085,000	Toyota Motor Credit Corp.	3.38%	04/01/2030	3,121,721
3,235,000	Trimble, Inc.	4.90%	06/15/2028	3,488,153
3,370,000	Verisk Analytics, Inc.	4.00%	06/15/2025	3,603,623
1,460,000	Viking Cruises, Ltd.^	5.88%	09/15/2027	862,364
1,550,000	Walt Disney Co.	3.80%	03/22/2030	1,749,456
2,920,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	2,873,571
374,000	Weyerhaeuser Co.	4.00%	04/15/2030	376,795
Total Corporate Bonds & Notes (Cost $162,915,405)				155,346,479

Mortgage Backed Securities - 23.5%
540,000	American Homes 4 Rent, Series 2014-SFR2 D^	5.15%	10/17/2036	538,469
1,400,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY C (1 Month LIBOR USD + 1.35%)^	2.05%	09/15/2034	1,218,872
750,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY D (1 Month LIBOR USD + 1.70%)^	2.40%	09/15/2034	605,951
1,250,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ C (1 Month LIBOR USD + 1.60%)^	2.30%	04/15/2036	1,001,989
1,000,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ D (1 Month LIBOR USD + 1.95%)^	2.65%	04/15/2036	674,662
400,000	BBCMS Mortgage Trust, Series 2018-TALL C (1 Month LIBOR USD + 1.12%)^	1.83%	03/16/2037	343,927
350,000	BX Commercial Mortgage Trust, Series 2018-IND B (1 Month LIBOR USD + 0.90%)^	1.60%	11/15/2035	330,416
840,000	BX Commercial Mortgage Trust, Series 2018-IND D (1 Month LIBOR USD + 1.30%)^	2.00%	11/15/2035	787,739
1,433,101	BX Commercial Mortgage Trust, Series 2019-XL D (1 Month LIBOR USD + 1.45%)^	2.15%	10/15/2036	1,318,257
1,500,000	BX Commercial Mortgage Trust, Series 2020-BXLP D (1 Month LIBOR USD + 1.25%)^	1.95%	12/15/2036	1,372,296
940,000	BX Trust 2019-CALM, Series 2019-CALM C (1 Month LIBOR USD + 1.30%)^	2.00%	11/15/2032	808,855
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE B (1 Month LIBOR USD + 1.25%)^	1.95%	12/15/2037	464,096
500,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE C (1 Month LIBOR USD + 1.45%)^	2.15%	12/15/2037	465,593
1,461,669	CGDBB Commercial Mortgage Trust, Series 2017-BIOC B (1 Month LIBOR USD + 0.97%)^	1.67%	07/15/2032	1,332,691
1,423,301	CGDBB Commercial Mortgage Trust, Series 2017-BIOC D (1 Month LIBOR USD + 1.60%)^	2.30%	07/15/2032	1,304,013
1,370,315	CGDBB Commercial Mortgage Trust, Series 2017-BIOC E (1 Month LIBOR USD + 2.15%)^	2.85%	07/15/2032	1,182,234
750,000	CORE Mortgage Trust, Series 2019-CORE C (1 Month LIBOR USD + 1.30%)^	2.00%	12/15/2031	631,972
1,250,000	CSMC, Series 2019-ICE4 C (1 Month LIBOR USD + 1.43%)^	2.13%	05/15/2036	1,166,698
2,950,000	CSMC, Series 2019-ICE4 D (1 Month LIBOR USD + 1.60%)^	2.30%	05/15/2036	2,698,766
2,000,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	1,750,530
1,601,739	FHLMC REMIC, Series 4094 NI~	2.50%	03/15/2027	68,159
804,124	FHLMC REMIC, Series 4107 LI~	3.00%	08/15/2027	121,916
1,228,570	FHLMC REMIC, Series 4143 IA~	3.50%	09/15/2042	132,979
275,000	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	258,837
300,000	FHLMC SCRTT, Series 2017-1 M1#^	4.00%	01/25/2056	282,339
1,803,759	FHLMC STACR, Series 2013-DN1 M2 (1 Month LIBOR USD + 7.15%)	8.10%	07/25/2023	1,731,376
346,564	FHLMC STACR, Series 2014-DN1 M2 (1 Month LIBOR USD + 2.20%)	3.15%	02/26/2024	345,260
2,000,000	FHLMC STACR, Series 2014-DN2 M3 (1 Month LIBOR USD + 3.60%)	4.55%	04/25/2024	1,843,657
774,087	FHLMC STACR, Series 2015-DNA1 M2 (1 Month LIBOR USD + 1.85%)	2.80%	10/25/2027	755,766
562,500	FHLMC STACR, Series 2015-HQA2 M3 (1 Month LIBOR USD + 4.80%)	5.75%	05/25/2028	536,331
1,246,188	FHLMC STACR, Series 2016-HQA1 M3 (1 Month LIBOR USD + 6.35%)	7.30%	09/25/2028	1,243,937
1,250,000	FHLMC STACR, Series 2016-DNA4 M3 (1 Month LIBOR USD + 3.80%)	4.75%	03/25/2029	1,175,812
1,125,000	FHLMC STACR, Series 2016-HQA4 M3 (1 Month LIBOR USD + 3.90%)	4.85%	04/25/2029	1,023,122
2,000,000	FHLMC STACR, Series 2017-DNA1 M2 (1 Month LIBOR USD + 3.25%)	4.20%	07/25/2029	1,786,564
1,000,000	FHLMC STACR, Series 2017-HQA1 M2 (1 Month LIBOR USD + 3.55%)	4.50%	08/27/2029	795,026
1,000,000	FHLMC STACR, Series 2017-HQA2 M2 (1 Month LIBOR USD + 2.65%)	3.60%	12/26/2029	878,120
1,500,000	FHLMC STACR, Series 2017-DNA3 M2 (1 Month LIBOR USD + 2.50%)	3.45%	03/25/2030	1,311,737
1,402,000	FHLMC STACR, Series 2017-HQA3 M2 (1 Month LIBOR USD + 2.35%)	3.30%	04/25/2030	1,220,499
1,191,270	FHLMC STACR, Series 2019-HQA1 M2 (1 Month LIBOR USD + 2.35%)^	3.30%	02/25/2049	1,017,127
4,046,678	FHMS, Series K-021 X1#~	1.42%	06/25/2022	103,591
10,291,036	FHMS, Series K-C02 X1#~	0.37%	03/25/2024	142,149
4,489,359	FHMS, Series K-038 X1#~	1.13%	03/25/2024	166,825
65,302,336	FHMS, Series K-047 X1#~	0.14%	05/25/2025	449,378
8,000,000	FHMS, Series K-C06 X1#~	0.90%	06/25/2025	323,161
10,391,308	FHMS, Series K-734 X1#~	0.65%	02/25/2026	337,992
6,995,501	FHMS, Series K-735 X1#~	0.97%	05/25/2026	359,226
8,498,658	FHMS, Series K-736 X1#~	1.31%	07/25/2026	563,954
671,203	FHMS, Series K-058 X1#~	0.93%	08/25/2026	34,076
3,000,000	FHMS, Series K-C04 X1#~	1.25%	12/25/2026	185,577
1,378,743	FHMS, Series K-W03 X1#~	0.84%	06/25/2027	62,791
7,496,177	FHMS, Series K-C05 X1#~	1.20%	07/25/2027	470,408
9,938,221	FHMS, Series K-070 X1#~	0.33%	11/25/2027	226,860
693,070	FHMS, Series Q-006 APT1#	2.66%	04/25/2028	703,966
4,988,493	FHMS, Series K-087 X1#~	0.36%	12/25/2028	145,871
3,996,750	FHMS, Series K-092 X1#~	0.71%	04/25/2029	220,993
5,499,539	FHMS, Series K-G01 X1#~	0.97%	04/25/2029	353,076
3,544,317	FHMS, Series K-094 X1#~	0.88%	06/25/2029	242,292
4,499,218	FHMS, Series K-103 X1#~	0.76%	11/25/2029	232,588
535,841	FHMS, Series Q-010 APT1#	2.68%	04/25/2046	537,505
4,903,450	FHMS, Series Q-007 APT2#	3.33%	10/25/2047	5,283,796
265,414	FNMA, Pool# 467095	5.90%	01/01/2041	308,905
175,699	FNMA, Pool# 469130	4.87%	10/01/2041	193,912
326,873	FNMA, Pool# BH7686	4.50%	12/01/2047	356,844
195,281	FNMA, Pool# BK5105	5.50%	05/01/2048	218,090
175,765	FNMA, Pool# BK8032	5.50%	06/01/2048	196,295
174,476	FNMA, Pool# BN0202	5.50%	09/01/2048	194,856
224,367	FNMA, Pool# BN4936	5.50%	12/01/2048	247,154
254,331	FNMA, Pool# BN4921	5.50%	01/01/2049	282,789
780,262	FNMA Connecticut Avenue Securities, Series 2014-C03 2M2 (1 Month LIBOR USD + 2.90%)	3.85%	07/25/2024	730,742
1,575,000	FNMA Connecticut Avenue Securities, Series 2017-C04 2M2(1 Month LIBOR USD + 2.85%)	3.80%	11/26/2029	1,393,913
755,672	FNMA Connecticut Avenue Securities, Series 2017-C05 1M2 (1 Month LIBOR USD + 2.20%)	3.15%	01/25/2030	676,006
1,500,000	FNMA Connecticut Avenue Securities, Series 2018-C01 1M2 (1 Month LIBOR USD + 2.25%)	3.20%	07/25/2030	1,314,429
20,998,066	FNMA REMIC Trust, Series 2019-M23 X3#~	0.38%	10/27/2031	631,637
742,276	FNMA REMIC Trust, Series 2018-M13 A1#	3.70%	09/25/2030	844,368
512,562	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	597,830
1,650,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU D#^	4.09%	12/10/2036	1,413,839
1,750,000	FREMF Mortgage Trust, Series 2016-K723 B#^	3.58%	10/25/2039	1,746,196
780,000	FREMF Mortgage Trust, Series 2017-K729 B#^	3.67%	11/25/2049	776,107
1,500,000	FREMF Mortgage Trust, Series 2019-K89 B#^	4.29%	01/25/2051	1,464,808
1,500,000	FREMF Mortgage Trust, Series 2019-K734 B#^	4.05%	02/25/2051	1,352,691
2,000,000	FREMF Mortgage Trust, Series 2019-K735 B#^	4.02%	05/25/2052	1,991,510
533,497	GNMA, Pool# 723334X	5.00%	09/15/2039	604,471
566,460	GNMA REMIC Trust, Series 2006-47 ZA	5.00%	08/16/2036	637,983
993,727	GNMA REMIC Trust, Series 2014-45 B1#~	0.74%	07/16/2054	36,018
765,124	GNMA REMIC Trust, Series 2014-135 I0#~	0.75%	01/16/2056	31,027
731,981	GNMA REMIC Trust, Series 2015-172 I0#~	0.83%	03/16/2057	34,237
1,112,258	GNMA REMIC Trust, Series 2016-40 I0#~	0.71%	07/16/2057	50,671
907,468	GNMA REMIC Trust, Series 2016-56 I0#~	0.90%	11/16/2057	54,575
1,155,864	GNMA REMIC Trust, Series 2016-98 I0#~	0.93%	05/16/2058	73,115
648,967	HPLY Trust, Series 2019-HIT D (1 Month LIBOR USD + 2.00%)^	2.70%	11/17/2036	511,083
451,874	IMT Trust 2017-APTS, Series 2017-APTS DFL (1 Month LIBOR USD + 1.55%)^	2.25%	06/15/2034	388,408
1,000,000	JPMCC, Series 2019-BKWD C (1 Month LIBOR USD + 1.60%)^	2.30%	09/17/2029	943,401
1,500,000	JPMCC, Series 2019-MFP C (1 Month LIBOR USD + 1.36%)^	2.06%	07/15/2036	1,282,753
500,000	JPMCC, Series 2019-MFP E (1 Month LIBOR USD + 2.16%)^	2.86%	07/15/2036	428,493
1,500,000	JPMCC, Series 2020-NNN DFX^	3.62%	01/16/2037	1,435,521
1,350,000	KKR Industrial Portfolio Trust, Series 2020-AIP D (1 Month LIBOR USD + 2.03%)^	3.03%	03/16/2037	1,184,442
500,000	KNDL Mortgage Trust, Series 2019-KNSQ D (1 Month LIBOR USD + 1.35%)^	2.05%	05/15/2036	417,816
385,000	MAD Mortgage Trust, Series 2017-330M B#^	3.25%	08/17/2034	367,348
750,000	MRCD Mortgage Trust, Series 2019-PARK C^	2.72%	12/15/2036	741,254
275,000	MSC, Series 2017-CLS C (1 Month LIBOR USD + 1.00%)^	1.70%	11/15/2034	261,935
925,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	2.10%	11/15/2034	867,502
781,000	MSC, Series 2017-CLS E (1 Month LIBOR USD + 1.95%)^	2.65%	11/15/2034	708,989
600,000	MSC, Series 2019-NUGS B (1 Month LIBOR USD + 1.30%)^	2.80%	12/15/2036	573,064
1,000,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC C^	3.40%	12/16/2038	916,153
1,500,000	Velocity Commercial Capital Loan Trust, Series 2016-2 M1#	3.66%	10/25/2046	1,495,439
500,000	Velocity Commercial Capital Loan Trust, Series 2017-1 M1#^	3.55%	05/25/2047	495,331
351,299	Velocity Commercial Capital Loan Trust, Series 2018-2 A^	4.05%	10/25/2048	355,430
Total Mortgage Backed Securities (Cost $85,954,279)				79,502,045

Asset Backed Securities - 20.1%
320,000	American Homes 4 Rent, Series 2015-SFR1 D^	4.41%	04/18/2052	301,306
638,937	California Street CLO XII, Ltd., Series 2013-12A AR (3 Month LIBOR USD + 1.03%)^	2.86%	10/15/2025	634,437
600,000	CCG Receivables Trust, Series 2019-1 B^	3.22%	09/14/2026	602,463
1,375,000	CIFC Funding, Ltd., Series 2012-2RA B (3 Month LIBOR USD + 1.55%)^	3.37%	01/20/2028	1,275,581
1,000,000	Dell Equipment Finance Trust, Series 2018-1 C^	3.53%	06/22/2023	1,005,908
750,000	Dell Equipment Finance Trust, Series 2018-2 D^	3.97%	10/22/2024	761,642
1,250,000	Dell Equipment Finance Trust, Series 2019-1 D^	3.45%	03/24/2025	1,252,897
1,000,000	Drive Auto Receivables Trust, Series 2019-3 D	3.18%	10/15/2026	966,603
1,320,000	Drive Auto Receivables Trust, Series 2020-1	2.70%	05/15/2027	1,111,772
1,000,000	DT Auto Owner Trust, Series 2018-3A D^	4.19%	07/15/2024	858,634
1,000,000	DT Auto Owner Trust, Series 2019-2A C^	3.18%	02/18/2025	1,007,231
500,000	DT Auto Owner Trust, Series 2019-2A D^	3.48%	02/18/2025	509,807
1,250,000	DT Auto Owner Trust, Series 2019-3A D^	2.96%	04/15/2025	1,210,304
1,500,000	DT Auto Owner Trust, Series 2018-2A E^	5.54%	06/16/2025	1,474,675
1,750,000	DT Auto Owner Trust, Series 2019-4A D^	2.85%	07/15/2025	1,716,323
2,800,000	Exeter Automobile Receivables Trust, Series 2019-2A D^	3.71%	03/17/2025	2,390,328
1,000,000	Exeter Automobile Receivables Trust, Series 2018-2A E^	5.33%	05/15/2025	978,875
1,500,000	Exeter Automobile Receivables Trust, Series 2019-3A D^	3.11%	08/15/2025	1,473,124
196,202	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	205,199
2,000,000	FREED ABS Trust, Series 2019-1^	3.87%	06/18/2026	1,724,666
2,000,000	GoldenTree Loan Opportunities XI, Ltd., Series 2015-11A AR2 (3 Month LIBOR USD + 1.07%)^	2.89%	01/21/2031	1,917,814
500,000	Great American Auto Leasing, Inc., Series 2019-1 B^	3.37%	02/18/2025	505,614
500,000	Great American Auto Leasing, Inc., Series 2019-1 C^	3.54%	02/17/2026	505,645
300,000	GreatAmerica Leasing Receivables Funding LLC, Series 2018-1 C^	3.14%	06/16/2025	299,717
500,000	Grippen Park CLO, Ltd., Series 2017-1A C (3 Month LIBOR USD + 2.30%)^	4.12%	01/20/2030	455,396
500,000	HPEFS Equipment Trust, Series 2019-1A D^	2.72%	09/20/2029	491,066
750,000	HPEFS Equipment Trust, Series 2020-1A C^	2.03%	02/20/2030	734,187
1,000,000	HPEFS Equipment Trust, Series 2020-1A D^	2.26%	02/20/2030	976,537
1,380,000	Invitation Homes Trust, Series 2017-SFR2 B (1 Month LIBOR USD + 1.15%)^	1.95%	12/19/2036	1,239,580
1,200,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	2.25%	12/19/2036	1,066,316
1,997,070	Invitation Homes Trust, Series 2017-SFR2 D (1 Month LIBOR USD + 1.80%)^	2.60%	12/19/2036	1,762,658
800,000	Invitation Homes Trust, Series 2018-SFR1 B (1 Month LIBOR USD + 0.95%)^	1.75%	03/19/2037	722,572
2,200,000	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	2.05%	03/19/2037	1,947,384
999,863	Invitation Homes Trust, Series 2018-SFR1 E (1 Month LIBOR USD + 2.00%)^	2.80%	03/19/2037	803,765
1,000,000	Invitation Homes Trust, Series 2018-SFR2 B (1 Month LIBOR USD + 1.08%)^	1.78%	06/18/2037	935,156
1,500,000	Invitation Homes Trust, Series 2017-SFR2 D (1 Month LIBOR USD + 1.45%)^	2.15%	06/18/2037	1,311,984
2,750,000	Madison Park Funding XII, Ltd., Series 2014-12A CR (3 Month LIBOR USD + 2.35%)^	4.17%	07/20/2026	2,643,628
2,100,000	Madison Park Funding XVI, Ltd., Series 2015-16A A2R (3 Month LIBOR USD + 1.90%)^	3.72%	04/20/2026	2,094,597
750,000	Madison Park Funding XVII, Ltd., Series 2015-17A B1R (3 Month LIBOR USD + 1.75%)^	3.57%	07/21/2030	695,407
625,000	Madison Park Funding XVII, Ltd., Series 2015-17A CR (3 Month LIBOR USD + 2.40%)^	4.22%	07/22/2030	547,627
750,000	Magnetite XVI, Ltd., Series 2015-16A C2R (3 Month LIBOR USD + 1.60%)^	3.42%	01/18/2028	705,643
1,500,000	Mariner CLO LLC, Series 2016-3A AR2 (3 Month LIBOR USD + 0.99%)^	2.80%	07/23/2029	1,455,778
387,071	Newtek Small Business Loan Trust, Series 2018-1 A (1 Month LIBOR USD + 1.70%)^	2.65%	02/25/2044	375,360
2,000,000	Octagon Investment Partners 36, Ltd., Series 2018-1A A1 (3 Month LIBOR USD + 0.97%)^	2.80%	04/15/2031	1,913,672
1,000,000	Octagon Investment Partners XIX, Ltd., Series 2014-1A CR (3 Month LIBOR USD + 2.10%)^	3.93%	04/15/2026	949,018
1,500,000	Octagon Investment Partners XXIII, Ltd., Series 2015-1A CR (3 Month LIBOR USD + 1.85%)^	3.68%	07/15/2027	1,378,157
250,000	Oportun Funding IX LLC, Series 2018-B B^	4.50%	07/08/2024	236,272
325,000	Oportun Funding VII LLC, Series 2017-B B^	4.26%	10/10/2023	312,832
1,000,000	Oportun Funding VII LLC, Series 2017-B C^	5.29%	10/10/2023	961,976
1,000,000	Oportun Funding VIII LLC, Series 2018-A B^	4.45%	03/08/2024	949,760
500,000	Oportun Funding VIII LLC, Series 2018-A C^	5.09%	03/08/2024	474,245
1,100,000	Oportun Funding X LLC, Series 2018-C A^	4.10%	10/08/2024	1,018,049
400,000	Oportun Funding X LLC, Series 2018-C B^	4.59%	10/08/2024	372,136
500,000	Prestige Auto Receivables Trust, Series 2017-1A D^	3.61%	10/16/2023	496,619
1,000,000	Prestige Auto Receivables Trust, Series 2019-1A D^	3.01%	08/15/2025	937,910
529,002	Progress Residential Trust, Series 2015-SFR3 A^	3.07%	11/15/2032	527,034
1,000,000	Progress Residential Trust, Series 2017-SFR1 D^	3.57%	08/17/2034	972,346
1,300,000	Progress Residential Trust, Series 2017-SFR2 C^	3.40%	12/19/2034	1,276,498
850,000	Progress Residential Trust, Series 2018-SFR1 B^	3.48%	03/17/2035	841,279
1,500,000	Progress Residential Trust, Series 2018-SFR1 C^	3.68%	03/17/2035	1,482,725
1,140,612	Progress Residential Trust, Series 2018-SFR1 A^	3.26%	03/19/2035	1,129,968
1,750,000	Progress Residential Trust, Series 2018-SFR3 D^	4.43%	10/18/2035	1,723,646
790,000	Santander Drive Auto Receivables Trust, Series 2019-3 D	2.68%	10/15/2025	755,315
21,106	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	20,952
750,000	Sound Point CLO XIV, Ltd., Series 2016-3A C (3 Month LIBOR USD + 2.65%)^	4.46%	01/23/2029	659,330
108,849	Southwest Airlines Co., Series 2007-1	6.15%	02/01/2024	112,065
1,250,000	Treman Park CLO, Ltd., Series 2015-1A ARR (3 Month LIBOR USD + 1.07%)^	2.89%	10/20/2028	1,218,846
1,125,000	United Auto Credit Securitization Trust, Series 2019-1 D^	3.47%	08/12/2024	1,037,154
618,622	Westgate Resorts LLC, Series 2018-1A C^	4.10%	12/20/2031	615,794
Total Asset Backed Securities (Cost $72,243,545)				68,028,804

Municipal Bonds - 2.5%
230,000	American Municipal Power, Inc.	6.05%	02/15/2043	328,116
3,500,000	District of Columbia#	2.23%	08/01/2038	3,500,000
250,000	District of Columbia#	2.78%	08/01/2038	250,000
1,200,000	Health Care Authority for Baptist Health	5.50%	11/15/2043	1,539,480
2,000,000	Oregon Health & Science University	3.00%	07/01/2032	2,018,460
655,000	San Francisco Bay Area Rapid Transit District	3.15%	08/01/2037	677,931
Total Municipal Bonds (Cost $7,767,732)				8,313,987

U.S. Treasury Notes - 4.8%
16,150,000	United States Treasury Note	0.38%	03/31/2022	16,198,892
Total U.S. Treasury Notes (Cost $16,179,611)				16,198,892

Shares/Par Value
Preferred Stocks - 0.2%
19,576	AGNC Investment Corp., Series C, 7.00% (Fixed until 10/15/2022, then 3 Month LIBOR + 5.11%)			380,753
10,000	Annaly Capital Management, Inc., Series G, 6.50% (Fixed until 03/31/2023, then 3 Month LIBOR + 4.17%)			175,100
Total Preferred Stocks (Cost $745,293)				555,853

Short-Term Investments - 6.2%
Money Market Funds - 5.7%
19,381,275	First American Government Obligations Fund - Class Z, 0.39%*			19,381,275
U.S. Treasury Bills - 0.5%
1,800,000	United States Treasury Bill, 1.52%†			1,799,951
Total Short-Term Investments (Cost $21,180,140)				21,181,226
Total Investments - 103.2% (Cost $366,986,005)				349,127,286
Liabilities in Excess of Other Assets - (3.2)%				(10,695,345)
NET ASSETS - 100.0%				$338,431,941

# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
~ Interest Only Security
* Annualized seven-day yield as of the date of this report.
† This security is pledged as collateral in connection with open futures contracts. Rate disclosed is yield to maturity as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in preferred stocks and money market funds, with a total market value of $19,937,128 were categorized as Level 1, while the Fund's investments in corporate bonds & notes, asset backed securities, mortgage backed securities, municipal bonds,U.S. Treasury Notes and Bills, with a total market value of $329,190,158, were categorized as Level 2. The Fund's investments in futures contracts, with total unrealized apreciation of $6,198,638, were valued using Level 1 inputs.

Futures Contracts - Long
The Brown Advisory Total Return Fund had the following open long futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note Futures	456	06/30/2020	$55,516,124	$57,163,875	$1,647,751
U.S. Treasury 2-Year Note Futures	140	06/30/2020	30,302,989	30,853,594	550,605
U.S. Treasury 10-Year Note Futures	13	06/19/2020	1,752,844	1,802,938	50,094
U.S. Treasury Long Bond Futures	136	06/19/2020	22,426,249	24,352,500	1,926,251
U.S. Treasury Ultra Bond Futures	96	06/19/2020	19,362,405	21,300,000	1,937,595
			$129,360,611	$135,472,907	$6,112,296

Futures Contracts - Short
The Brown Advisory Total Return Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Note Futures	(266)	06/19/2020	(41,590,655)	(41,504,313)	86,342
			$(41,590,655)	$(41,504,313)	$86,342

There is no variation margin due to or from the Fund as of the date of this report.